Investment in equity security (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($) shares	Mar. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Schedule of investment in equity security
Payments to Acquire Marketable Securities, Total			$ 4,566	¥ 31,393
Singapore listed company
Schedule of investment in equity security
Number of shares subscribed | shares	8,000,000	8,000,000
Payments to Acquire Marketable Securities, Total	$ 5,000	¥ 31,393
Unrealized loss | ¥				¥ 511